Loans, Credit Quality Indicator (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 746,093,809	$ 751,218,462	$ 747,050,011
Loan balance for reviewing high risk loans minimum	250,000	250,000	50,000
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	50,960,265	48,107,448	55,684,492
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	16,689,444	10,665,938	6,210,953
Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	51,258,970	52,738,783	53,808,056
Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,220,683	6,549,260	5,852,238
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	332,230,847	341,783,538	334,386,177
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	203,752,620	206,257,927	203,844,522
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	49,950,984	47,034,426	49,056,861
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	22,820,314	25,675,560	29,777,776
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	7,209,682	12,405,582	8,428,936
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	686,071,625	683,692,592
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	46,230,110	41,759,281
Pass [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	16,504,404	10,637,705
Pass [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	45,063,306	42,668,320
Pass [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,220,683	6,341,530
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	309,828,039	317,567,749
Pass [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	180,549,640	182,977,361
Pass [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	47,548,106	44,776,355
Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	22,114,932	24,608,175
Pass [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	7,012,405	12,356,116
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	27,139,338	29,618,883
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,905,361	2,770,284
Special Mention [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	27,101	16,830
Special Mention [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,740,488	1,512,301
Special Mention [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	207,730
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,220,166	10,759,954
Special Mention [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,582,704	13,523,478
Special Mention [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	414,521	507,122
Special Mention [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	248,997	320,473
Special Mention [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	711
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	32,882,846	37,906,987
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,824,794	3,577,883
Substandard [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	157,939	11,403
Substandard [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,455,176	8,558,162
Substandard [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,182,642	13,455,835
Substandard [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	12,620,276	9,757,088
Substandard [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,988,357	1,750,949
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	456,385	746,912
Substandard [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 197,277	$ 48,755